Ordinary Shares (Details)	Aug. 19, 2025 Vote $ / shares shares	Dec. 31, 2025 $ / shares shares	Sep. 08, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Ordinary Shares
Authorized share capital | $			$ 100,000,000		$ 50,000
Authorized share capital (in shares)			1,000,000,000,000		500,000,000
Par value (in US dollar per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued (in shares)					1
Number of shares issued under share-based payment arrangement		27,507,989		27,507,989
Class A ordinary shares
Ordinary Shares
Authorized share capital (in shares)			960,783,460,000
Par value (in US dollar per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued (in shares)		907,346,745		907,346,745
Ordinary shares, shares outstanding (in shares)		907,306,802		906,731,802
Class A ordinary shares | 2019 incentive plan
Ordinary Shares
Number of shares of common stock outstanding, excluding shares issued to the depositary bank for bulk issuance of ADSs reserved		890,822,377		889,303,377
Ordinary shares issued to the depositary bank for bulk issuance of ADSs		16,484,425		17,428,425
Class B ordinary shares
Ordinary Shares
Authorized share capital (in shares)			960,827,000
Par value (in US dollar per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Stock redeemed shares	54,958,400
Share repurchase price | $ / shares	$ 0.0001
Ordinary shares, shares issued (in shares)		41,124,300		96,082,700
Ordinary shares, shares outstanding (in shares)		41,124,300		96,082,700
Class C ordinary shares
Ordinary Shares
Authorized share capital (in shares)			1,000,000,000
Par value (in US dollar per share) | $ / shares		$ 0.0001	$ 0.0001
Issuance of Class C ordinary shares (in shares)	54,958,400
Number votes entitled to shareholder | Vote	100
Ordinary shares, shares issued (in shares)		54,958,400
Ordinary shares, shares outstanding (in shares)		54,958,400
Undesignated shares
Ordinary Shares
Authorized share capital (in shares)			37,255,713,000
Par value (in US dollar per share) | $ / shares			$ 0.0001